PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 4:-	PROPERTY AND EQUIPMENT

	December 31,
	2012	2013
Cost:

Computers and peripheral equipment	$1,456	$1,420
Office furniture and equipment	1,041	789
Leasehold improvements	92	69

	2,589	2,278
Accumulated depreciation:

Computers and peripheral equipment	1,316	1,323
Office furniture and equipment	820	631
Leasehold improvement	76	64

	2,212	2,018

Depreciated cost	$377	$260

Depreciation expenses amounted to $ 207, $ 229 and $ 198 for the years ended December 31, 2011, 2012 and 2013, respectively.

During 2012 and 2013, the Company recorded a reduction of $ 578 and $ 386, respectively, to the cost and accumulated depreciation of fully depreciated equipment no longer in use.

As to charges, see Note  8b.